Summary of Significant Accounting Policies - Schedule of Fair Value Hierarchy (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Investments [Line Items]
Investment at fair value	$ 343,862	$ 43,805	$ 343,862
Level 1
Schedule of Investments [Line Items]
Investment at fair value	343,862	43,805	343,862
Level 2
Schedule of Investments [Line Items]
Investment at fair value	0	0	0
Level 3
Schedule of Investments [Line Items]
Investment at fair value	$ 0	$ 0	$ 0